UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Decade Capital Management LLC
                                 Address: 666 Fifth Avenue, 8th Floor
                                          New York, NY  10103

				 13F File Number: 028-12851


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Williams
Title: Chief Financial Officer
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Robert Williams                      New York, NY       08/14/08
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:           102

Form 13F Information Table Value Total:     $ 686,063 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----

1          028-12506                  Israel A. Englander

2          028-12854                  Millennium International Management LP


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

ABBOTT LABS                  COM             002824100 10488  198000   SH       DEFINED 1,2              198000
AETNA INC NEW                COM             00817Y108 13496  333000   SH       DEFINED 1,2              333000
ALLIED WRLD ASSUR            COM HLDG L SHS  G0219G203 5241   132289   SH       DEFINED 1,2              132289
ANADARKO PETE CORP           COM             032511107 7484   100000   SH       DEFINED 1,2              100000
AVALONBAY CMNTYS INC         COM             053484101 2229   25000    SH       DEFINED 1,2              25000
BAKER HUGHES INC             COM             057224107 8760   100300   SH       DEFINED 1,2              100300
BANKFINANCIAL CORP           COM             06643P104 1681   129239   SH       DEFINED 1,2              129239
BROWN & BROWN INC            COM             115236101 5652   325000   SH       DEFINED 1,2              325000
CABOT OIL & GAS CORP         COM             127097103 8297   122500   SH       DEFINED 1,2              122500
CAMERON INTERNATIONAL CORP   COM             13342B105 13771  248800   SH       DEFINED 1,2              248800
CANADIAN NAT RES LTD         COM             136385101 5213   52000    SH       DEFINED 1,2              52000
CASTLEPOINT HOLDINGS LTD     COM             G19522112 3182   350000   SH       DEFINED 1,2              350000
CENTEX CORP                  COM             152312104 3343   250000   SH  CALL DEFINED 1,2                       250000
CENTEX CORP                  COM             152312104 575    43000    SH       DEFINED 1,2              43000
CHARLES RIV LABS INTL INC    COM             159864107 10099  158000   SH       DEFINED 1,2              158000
CHESAPEAKE ENERGY CORP       COM             165167107 20349  308500   SH       DEFINED 1,2              308500
CINCINNATI FINL CORP         COM             172062101 1905   75000    SH       DEFINED 1,2              75000
COMMUNITY HEALTH SYS INC NEW COM             203668108 7849   238000   SH       DEFINED 1,2              238000
CONOCOPHILLIPS               COM             20825C104 7891   83600    SH       DEFINED 1,2              83600
CVR ENERGY INC               COM             12662P108 3979   206700   SH       DEFINED 1,2              206700
CVS CAREMARK CORPORATION     COM             126650100 11218  283500   SH       DEFINED 1,2              283500
DAVITA INC                   COM             23918K108 16417  309000   SH       DEFINED 1,2              309000
DOUGLAS EMMETT INC           COM             25960P109 1033   47000    SH       DEFINED 1,2              47000
ENCANA CORP                  COM             292505104 10002  110000   SH       DEFINED 1,2              110000
ENDURANCE SPECIALTY HLDGS LT SHS             G30397106 3381   109800   SH       DEFINED 1,2              109800
ENSTAR GROUP LIMITED         SHS             G3075P101 4834   55250    SH       DEFINED 1,2              55250
EOG RES INC                  COM             26875P101 9971   76000    SH       DEFINED 1,2              76000
EV3 INC                      COM             26928A200 6366   671500   SH       DEFINED 1,2              671500
FBL FINL GROUP INC           CL A            30239F106 20     1000     SH       DEFINED 1,2              1000
FCSTONE GROUP INC            COM             31308T100 4220   151089   SH       DEFINED 1,2              151089
FEDERAL REALTY INVT          TR SH BEN INT NE313747206 6231   90300    SH       DEFINED 1,2              90300
FOSTER WHEELER LTD           SHS NEW         G36535139 2231   30500    SH  CALL DEFINED 1,2                       30500
FULTON FINL CORP PA          COM             360271100 264    26300    SH       DEFINED 1,2              26300
GAFISA S A                   SPONS ADR       362607301 859    25000    SH       DEFINED 1,2              25000
GENERAL ELECTRIC CO          COM             369604103 1335   50000    SH  CALL DEFINED 1,2                       50000
GENERAL GROWTH PPTYS INC     COM             370021107 5479   156410   SH       DEFINED 1,2              156410
GLIMCHER RLTY                TR SH BEN INT   379302102 3826   342193   SH       DEFINED 1,2              342193
GREY WOLF INC                COM             397888108 2935   325000   SH       DEFINED 1,2              325000
HALLIBURTON CO               COM             406216101 7716   145400   SH       DEFINED 1,2              145400
HATTERAS FINL CORP           COM             41902R103 5315   231200   SH       DEFINED 1,2              231200
HELMERICH & PAYNE INC        COM             423452101 9651   134000   SH       DEFINED 1,2              134000
HERCULES OFFSHORE INC        COM             427093109 14740  387700   SH       DEFINED 1,2              387700
HILLTOP HOLDINGS INC         COM             432748101 2950   286106   SH       DEFINED 1,2              286106
HOLOGIC INC                  COM             436440101 17004  780000   SH       DEFINED 1,2              780000
HUMANA INC                   COM             444859102 13800  347000   SH       DEFINED 1,2              347000
IMMUCOR INC                  COM             452526106 7013   271000   SH       DEFINED 1,2              271000
INTERACTIVE BROKERS GROUP IN COM             45841N107 11998  373414   SH       DEFINED 1,2              373414
INVITROGEN CORP              COM             46185R100 12269  312500   SH       DEFINED 1,2              312500
KENDLE INTERNATIONAL INC     COM             48880L107 3070   84500    SH       DEFINED 1,2              84500
KILROY RLTY CORP             COM             49427F108 6519   138610   SH       DEFINED 1,2              138610
KNIGHT CAPITAL GROUP INC     CL A            499005106 3213   178700   SH       DEFINED 1,2              178700
MARATHON OIL CORP            COM             565849106 10026  193300   SH       DEFINED 1,2              193300
MCKESSON CORP                COM             58155Q103 15655  280000   SH       DEFINED 1,2              280000
MEDCO HEALTH SOLUTIONS INC   COM             58405U102 5050   107000   SH       DEFINED 1,2              107000
MEDTRONIC INC                COM             585055106 4983   96289.156SH       DEFINED 1,2              96289.156
MERITAGE HOMES CORP          COM             59001A102 303    20000    SH       DEFINED 1,2              20000
NABORS INDUSTRIES LTD        SHS             G6359F103 14791  300450   SH       DEFINED 1,2              300450
NRDC ACQUISITION CORP        W EXP 10/17/201 62941R110 1913   205000   SH       DEFINED 1,2                       205000
NRG ENERGY INC               COM NEW         629377508 11695  272600   SH       DEFINED 1,2              272600
NVR INC                      COM             62944T105 2000   4000     SH       DEFINED 1,2              4000
NYMEX HOLDINGS INC           COM             62948N104 4363   51640    SH       DEFINED 1,2              51640
PALL CORP                    COM             696429307 5714   144000   SH       DEFINED 1,2              144000
PENN VA CORP                 COM             707882106 8696   115300   SH       DEFINED 1,2              115300
PETROHAWK ENERGY CORP        COM             716495106 9836   212400   SH       DEFINED 1,2              212400
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG  71654V101 16764  289288   SH       DEFINED 1,2              289288
PHARMANET DEV GROUP INC      COM             717148100 5590   354500   SH       DEFINED 1,2              354500
PIONEER NAT RES CO           COM             723787107 18576  237300   SH       DEFINED 1,2              237300
PRIDE INTL INC DEL           COM             74153Q102 10711  226500   SH       DEFINED 1,2              226500
PROLOGIS                     SH BEN INT      743410102 6515   119870   SH       DEFINED 1,2              119870
PROSHARES TR                 ULTRASHT SP500  74347R883 1000   15000    SH       DEFINED 1,2              15000
PROSPECT CAPITAL CORPORATION COM             74348T102 7579   575000   SH       DEFINED 1,2              575000
PSYCHIATRIC SOLUTIONS INC    COM             74439H108 643    17000    SH       DEFINED 1,2              17000
PUBLIC STORAGE               COM             74460D109 4380   54211    SH       DEFINED 1,2              54211
REGENCY CTRS CORP            COM             758849103 4669   78980    SH       DEFINED 1,2              78980
REINSURANCE GROUP AMER INC   COM             759351109 10180  233914   SH       DEFINED 1,2              233914
RENAISSANCERE HOLDINGS LTD   COM             G7496G103 7817   175000   SH       DEFINED 1,2              175000
SCHLUMBERGER LTD             COM             806857108 5372   50000    SH       DEFINED 1,2              50000
SIMON PPTY GROUP INC NEW     COM             828806109 2742   30500    SH       DEFINED 1,2              30500
SL GREEN RLTY CORP           COM             78440X101 3656   44200    SH       DEFINED 1,2              44200
SOUTHWESTERN ENERGY CO       COM             845467109 11046  232000   SH       DEFINED 1,2              232000
SPDR GOLD TRUST GOLD         SHS             78463V107 914    10000    SH       DEFINED 1,2              10000
SPDR SERIES TRUST            KBW BK ETF      78464A797 7736   270000   SH       DEFINED 1,2              270000
SPDR TR                      UNIT SER 1      78462F103 19180  150000   SH  PUT  DEFINED 1,2                       150000
TAL INTL GROUP INC           COM             874083108 3309   145500   SH       DEFINED 1,2              145500
TENARIS S A                  SPONSORED ADR   88031M109 7890   105900   SH       DEFINED 1,2              105900
THERMO FISHER SCIENTIFIC INC COM             883556102 6047   108500   SH       DEFINED 1,2              108500
TRANSOCEAN INC NEW           SHS             G90073100 13182  86500    SH       DEFINED 1,2              86500
U STORE IT TR                COM             91274F104 329    27500    SH       DEFINED 1,2              27500
UDR INC                      COM             902653104 5763   257510   SH       DEFINED 1,2              257510
UNIONBANCAL CORP             COM             908906100 3234   80000    SH       DEFINED 1,2              80000
UNITED STATES OIL FUND LP    UNITS           91232N108 2842   25000    SH  CALL DEFINED 1,2                       25000
UNITED WESTN BANCORP INC     COM             913201109 148    11823    SH       DEFINED 1,2              11823
URS CORP NEW                 COM             903236107 4197   100000   SH  CALL DEFINED 1,2                       100000
US BANCORP DEL               COM NEW         902973304 3347   120000   SH       DEFINED 1,2              120000
VISA INC                     COM CL A        92826C839 10164  125000   SH       DEFINED 1,2              125000
WADDELL & REED FINL INC      CL A            930059100 5952   170000   SH       DEFINED 1,2              170000
WEST COAST BANCORP ORE NEW   COM             952145100 1327   153000   SH       DEFINED 1,2              153000
WESTFIELD FINANCIAL INC NEW  COM             96008P104 3221   355893   SH       DEFINED 1,2              355893
WHITING PETE CORP NEW        COM             966387102 6153   58000    SH       DEFINED 1,2              58000
WILLIS GROUP HOLDINGS LTD    SHS             G96655108 4439   141500   SH       DEFINED 1,2              141500
XTO ENERGY INC               COM             98385X106 12126  177000   SH       DEFINED 1,2              177000
ZIMMER HLDGS INC             COM             98956P102 4934   72500    SH       DEFINED 1,2              72500
